Financial instruments by category (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Financial assets

PagSeguro Group classifies its financial instruments into the following categories:

	March 31, 2018	December 31, 2017
Financial assets
Measured at fair value through profit or loss:
Financial investments	—	210,103
Amortized cost:
Cash and cash equivalents	2,545,389	66,767
Note receivables	4,883,321	3,522,349
Receivables from related parties	909	124,723
Other receivables	18,834	27,956

	7,448,453	3,951,898

PagSeguro Group classifies its financial instruments into the following categories:

	December 31,
	2017	2016
Financial assets
Measured at fair value through profit or loss:
Financial investments	210,103	131,239
Loans and receivables:
Cash and cash equivalents	66,767	79,969
Note receivables	3,522,349	1,715,514
Receivables from related parties	124,723	300,809
Other receivables	27,956	4,495

	3,951,898	2,232,026

Financial liabilities

	March 31, 2018	December 31, 2017
Financial liabilities
Amortized cost:
Payables to third parties	2,975,297	3,080,569
Trade payables	119,156	92,444
Trade payables to related parties	44,973	39,101
Other payables	26,652	15,872

	3,166,077	3,227,986

	December 31,
	2017	2016
Financial liabilities
Measured at fair value through profit or loss:
Derivative financial instruments	—	6,613

	—	6,613

Amortized cost:
Payables to third parties	3,080,569	1,304,031
Trade payables	92,444	61,719
Trade payables to related parties	39,101	76,249
Borrowings	—	205,204
Dividends payable and interest on own capital	—	22,243
Other payables	15,872	15,244

	3,227,986	1,684,690